CASH AND CASH EQUIVALENTS, AND SHORT AND LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2017
CASH AND CASH EQUIVALENTS, AND SHORT AND LONG-TERM INVESTMENTS
Schedule of cash and cash equivalents and investments

	2017	2016
Cash	10,439	9,412
Banks and immediately available investments	2,544,899	5,053,971

Cash and cash equivalents	2,555,338	5,063,383

	2017	2016
Held for trading	821,518	1,024,411

Short-term investments	821,518	1,024,411